Consolidated Statement of Shareholders Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, value at Apr. 29, 2011
Beginning balance, shares at Apr. 29, 2011
Common stock issued to officers for cash, shares	10,000,000
Common stock issued to officers for cash, value	1,000	4,000			5,000
Common stock issued for advance payable, value					0
Common stock issued pursuant to an option agreement, value					0
Common stock issued for acquisition of patents, value					0
Proceeds from disgorgement of former officer short swing profits
Net loss			(109,322)		(109,322)
Ending balance, value at Dec. 31, 2011	1,000	4,000	(109,322)		(104,322)
Ending balance, shares at Dec. 31, 2011	10,000,000
Recapitalization of the Company, shares	7,500,000
Recapitalization of the Company, value	750	2,650			3,400
Common stock issued for cash, shares	13,449,965
Common stock issued for cash, value	1,345	6,510,620			6,511,965
Common stock issued for advance payable, shares	200,000
Common stock issued for advance payable, value	20	99,980			100,000
Common stock issued for legal services, shares	375,000
Common stock issued for legal services, value	38	164,962			165,000
Common stock issued pursuant to an option agreement, shares	10,000,000
Common stock issued pursuant to an option agreement, value	1,000				1,000
Common stock issued for compensation, shares	83,218
Common stock issued for compensation, value	9	33,278			33,287
Common stock issued for exercise of warrants on a cashless basis, shares	4,494,829
Common stock issued for exercise of warrants on a cashless basis, value	449	(449)
Common stock issued for acquisition of patents, shares	9,250,000
Common stock issued for acquisition of patents, value	925				925
Stock-based compensation in connection with warrants granted to employees and consultants, value		4,238,100			4,238,100
Cancellation of common stock in connection with rescission agreement, shares	(9,806,667)
Cancellation of common stock in connection with rescission agreement, value	(981)	(131,019)			(132,000)
Proceeds from disgorgement of former officer short swing profits		50,000			50,000
Net loss			(6,927,812)	(10,496)	(6,938,308)
Ending balance, value at Dec. 31, 2012	$ 4,555	$ 10,972,122	$ (7,037,134)	$ (10,496)	$ 3,929,047
Ending balance, shares at Dec. 31, 2012	45,546,345